SCHEDULE OF COMPONENTS ON NET DEFERRED TAX ASSET (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 7,470,000	$ 2,230,000
Less: valuation allowance	(7,470,000)	(2,230,000)
Net deferred tax asset